Segment and corporate information - Geographic Information (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Revenue external customers	€ 4,345,032,000	€ 4,213,705,000	€ 8,477,589,000	€ 8,189,334,000